JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

November 21, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Global Equity Income Fund (the “Fund”)

File No. 811-21295 and 333-10322

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 368 under the 1933 Act (Amendment No. 369 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This filing is being made for the purpose of adding Class R6 Shares. It reflects certain changes recently approved by the Fund’s Board that are scheduled to take effect on or about January 30, 2015, a change in the Fund’s name from the “JPMorgan Global Equity Income Fund” to the “JPMorgan International Equity Income Fund” and changes to the Fund’s investment strategy. The Fund will continue to seek to provide both current income and long-term capital appreciation.

If you have any questions or comments, please contact me at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary